Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (1,110,211)	$ (839,838)	$ (3,173,375)	$ (1,047,423)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	596,693	317,460	1,637,141	457,803
Bad debt expense		27,405	28,682	9,511
Loss on assets retired			259,104
Equity in (income) loss of unconsolidated affiliates	8,231	44,161	27,261	(3,813)
Gain on sale of investment in unconsolidated affiliate				(78,150)
Changes in operating assets and liabilities:
Accounts receivable	1,793	9,203	8,942	(286,262)
Investments, short-term	(2,674)
Prepaid expenses	(116,202)	11,216	(285,544)	(70,484)
Deferred policy acquisition costs	23,345		38,321
Accounts payable and accrued expenses	87,992	216,389	92,655	155,020
Accrued interest		1,634	1,644	20,238
Unearned premiums and deferred revenue	(74,207)	1,324	(117,142)	30,204
Net Cash Used in Operating Activities	(585,240)	(211,046)	(1,482,311)	(813,356)
Cash Flows from Investing Activities:
Deposits to restricted cash	(30,273)	(14,970)	(279,093)
Purchase of equipment	(317,090)	(9,368)	(710,974)	(124,905)
Business acquisitions, net of cash acquired	(2,850,444)	(7,241,567)	(19,770,325)	(9,924,565)
Acquisition of investment in unconsolidated affiliates	(66,000)	(159,167)	(258,166)	(670,232)
Distributions from unconsolidated affiliates	2,700		16,515
Proceeds from sale of investments	499,462		301,121
Purchase of investments	(2,054,709)		(252,176)
Deposit on business acquisition			(2,950,000)
Net Cash Used in Investing Activities	(4,816,354)	(7,425,072)	(23,903,098)	(10,719,702)
Cash Flows from Financing Activities:
Proceeds from notes payable to stockholders				219,000
Payments on notes payable to stockholders				(3,500)
Proceeds from issuance of stock		25,142,516	11,298,589
Proceeds from issuance of stock to related parties			30,462,729	24,500,000
Contribution of capital				5,163
Net Cash Provided by Financing Activities		25,142,516	41,761,318	24,720,663
Net Increase (Decrease) in Cash	(5,401,594)	17,506,398	16,375,909	13,187,605
Cash, Beginning of Period	29,564,975	13,189,066	13,189,066	1,461
Cash, End of Period	24,163,381	30,695,464	29,564,975	13,189,066
Interest Paid in Cash		108	6,154	2,270
Income Taxes Paid in Cash	0	0	0	0
Restructure of notes payable, stockholders				398,224
Restructure of note payable, former stockholder				135,494
Payable due on acquisition			126,500
Deposit on business acquisition applied to purchase	$ 2,950,000
Notes payable and accrued interest converted to common stock		$ 106,028	$ 106,028	505,154
Distribution from unconsolidated affiliate applied to note payable, former stockholder				32,000
Note payable and accrued interest exchanged for investment in unconsolidated affiliate				109,930
Decrease in investment in unconsolidated affiliate				$ 31,780